Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Mar. 31, 2020
Schedule of changes in warrants
	2020		2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	9,206	$2.12	10,577	$4.37
Granted	13,426	$0.72	3,177	$2.00
Exercised	(11,633)	$(1.25)	-
Cancelled	(2,877)	$(5.16)	-
Expired	(-)	$-	(4,547)	$5.17
Ending balance	8,122	$1.12	9,206	$2.12
Intrinsic value of warrants	$-

Weighted Average Remaining Contractual Life (Years)	4.6		3.0

Schedule of share-based compensation expense
	2013 Incentive Stock Plan	2017 Omnibus Incentive Plan	Non-Qualified Stock Options	Common Stock	Warrants	Total
2020
Directors	$-	$200	$334	$-	$-	$534
Employees	-	568	1,556	-	-	2,124
Services	-	245	196	717	-	1,158
	$-	$1,013	$2,086	$717	$-	$3,816

2019
Directors	$-	$400	$-	$-	$-	$400
Employees	270	356	2,066	-	-	2,692
Services	--	(14)	-	-	-	(14)
Services prepaid expense	-	-	-	-	-	-
	$270	$742	$2,066	$-	$-	$3,078

Schedule of additional information regrading RSU
	2020	2019
Total market value of shares/units vested	$-	$-
Share-based compensation expense for RSUs	$-	$(254)
Total tax benefit related to RSU share-based compensation expense	$-	$-
Cash tax benefits realized for tax deductions for RSUs	$-	$-

Non-Qualified Stock Options [Member]
Schedule of non-qualified stock options
	2020		2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	2,916	$2.60	2,909	$2.60
Granted	5,560	$0.57	7	$0.98
Exercised	-		-
Cancelled	(254)	$(2.60)	-
Forfeited	-		-
Ending balance	8,222	$1.22	2,916	$2.60
Intrinsic value of options	$372

Weighted Average Remaining Contractual Life (Years)	8.7		8.5

2013 Incentive Stock Plan [Member]
Schedule of changes in stock options
	2020		2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	2,353	$2.52	2,563	$2.52
Granted	-		-
Options granted in exchange for shares	-		-
Exercised	-		-
Expired/Cancelled	(495)		-
Forfeited	(125)		(210)
Ending balance	1,733	$2.52	2,353	$2.52
Intrinsic value of options	$-

Weighted Average Remaining Contractual Life (Years)	7.6		8.6

Schedule of reconciliation of shares
	2020	2019
Beginning available	454	235
Shares modified to options	-	-
Options in exchange for shares	-	-
Shares forfeited	-	219
Ending available	454	454

Vested stock awards (1)	4,414	2,353

Beginning number of shares issued	2,681	2,585
Issued	-	96
Cancelled	-	-
Ending number of shares issued	2,681	2,681

(1)	For 2020, Includes 2,681 of vested RSU’s and 1,773 of vested stock options

Service-Based Grants [Member]
Schedule of changes in stock options
	2020		2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	-	$-	105	$4.90
Granted	-
Issued	-		(96)
Expired	-		-
Forfeited	-		(9)
Options granted in exchange for shares	-		-
Ending balance	-	$-	-	$-

Weighted Average Remaining Contractual Life (Years)	-		-

2017 Omnibus Incentive Plan [Member]
Schedule of changes in stock options
	2020		2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	1,870	$1.54	1,374	$2.76
Granted	879	$1.21	1,034	$0.93
Shares modified to options	-	-	-	-
Exercised	-		-
Cancelled	(78)		-
Forfeited	-		(538)
Ending balance	2,671	$1.54	1,870	$1.54
Intrinsic value of options	$-

Weighted Average Remaining Contractual Life (Years)	9.2		9.2

Schedule of reconciliation of shares
	2020	2019
Beginning available	1,615	2,111
Shares granted	(604)	(1,034)
Shares modified to options	-	-
Options in exchange for shares	(-)	(-)
Shares expired	-	-
Shares forfeited	215	538
Ending available	1,226	1,615

Vested stock awards (1)	2,451	905

Beginning number of shares issued	490	465
Issued	-	25
Cancelled	-	-
Ending number of shares issued	490	490

(1)	For 2020, Includes 490 of vested RSU’s and 1,961 of vested stock options

Schedule of activity for performance based grants one
	2020		2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	-	$-	50	$2.60
Granted	-		-	-
Issued	-		(25)
Expired	-		-
Forfeited	-		(25)
Options granted in exchange	-
Ending balance	-	$-	-	$-

Weighted Average Remaining Contractual Life (Years)	-		-